Warrant Liabilities - Schedule of Fair Value of Purchase Warrant and Waiver Warrants (Details) - Level 3 [Member]	Jun. 30, 2026	Jun. 30, 2025	Jun. 22, 2025	Feb. 20, 2025	Dec. 12, 2024	Oct. 07, 2024	Sep. 24, 2024
Risk-Free Rate [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4.42
Risk-Free Rate [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4.17	3.82	3.99
Risk-Free Rate [Member] | First Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4.15	3.87					3.62
Risk-Free Rate [Member] | Second Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4.15	3.87				4
Risk-Free Rate [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4.15	3.89			4.37
Risk-Free Rate [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4.15	3.83		4.5
Risk-Free Rate [Member] | Second Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4.16
Estimated Volatility Rate [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	42.87
Estimated Volatility Rate [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	41.04	38.18	38.11
Estimated Volatility Rate [Member] | First Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	39.82	37.58					43.79
Estimated Volatility Rate [Member] | Second Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	39.76	37.52				43.88
Estimated Volatility Rate [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	40.21	38.23			44.39
Estimated Volatility Rate [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	40.19	37.81		40.58
Estimated Volatility Rate [Member] | Second Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	40.59
Dividend Yield [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0
Dividend Yield [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0	0	0
Dividend Yield [Member] | First Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0	0					0
Dividend Yield [Member] | Second Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0	0				0
Dividend Yield [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0	0			0
Dividend Yield [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0	0		0
Dividend Yield [Member] | Second Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0
Spot Price of Underling Ordinary Share [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0.41	1.01	0.98
Spot Price of Underling Ordinary Share [Member] | First Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0.41	1.01					3.87
Spot Price of Underling Ordinary Share [Member] | Second Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0.41	1.01				3.86
Spot Price of Underling Ordinary Share [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0.41	1.01			2.53
Spot Price of Underling Ordinary Share [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0.41	1.01		1.28
Spot Price of Underling Ordinary Share [Member] | Second Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0.41
Exercise price [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4.4
Exercise price [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.18	1.7	1.7
Exercise price [Member] | First Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.18	1.7					4.71
Exercise price [Member] | Second Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.18	1.7				4.47
Exercise price [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.18	1.7			3.25
Exercise price [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.18	1.7		1.7
Exercise price [Member] | Second Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.18
Fair value of Purchase Warrant in USD [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4,433	81,200	76,500
Fair value of Purchase Warrant in USD [Member] | First Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	6,134	38,800					106,000
Fair value of Purchase Warrant in USD [Member] | Second Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	6,282	39,500				120,000
Fair value of Purchase Warrant in USD [Member] | Third Closing of First Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	10,805	62,400			149,000
Fair value of Purchase Warrant in USD [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	14,124	42,300		85,200
Fair value of Purchase Warrant in USD [Member] | Second Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	8,171